SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Segment Reporting Information, By Segment

Our segment results were as follows for the years ended December 31, 2013, 2012, and 2011:

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2013
Revenues – external customers
Premiums:
Medicare Advantage	$22,481	$4,710	$0	$0	$0	$27,191
Medicare stand-alone PDP	3,025	8	0	0	0	3,033

Total Medicare	25,506	4,718	0	0	0	30,224

Fully-insured	1,160	5,117	0	0	0	6,277
Specialty	210	1,095	0	0	0	1,305
Military services	0	0	0	25	0	25
Medicaid and other	328	0	0	670	0	998

Total premiums	27,204	10,930	0	695	0	38,829

Services revenue:
Provider	0	21	1,221	0	0	1,242
ASO and other	16	338	0	454	0	808
Pharmacy	0	0	59	0	0	59

Total services revenue	16	359	1,280	454	0	2,109

Total revenues – external customers	27,220	11,289	1,280	1,149	0	40,938

Intersegment revenues
Services	0	51	11,808	0	(11,859)	0
Products	0	0	2,803	0	(2,803)	0

Total intersegment revenues	0	51	14,611	0	(14,662)	0

Investment income	74	42	0	59	200	375

Total revenues	27,294	11,382	15,891	1,208	(14,462)	41,313

Operating expenses:
Benefits	22,914	9,124	0	935	(409)	32,564
Operating costs	2,963	1,806	15,223	446	(14,083)	6,355
Depreciation and amortization	134	102	147	20	(70)	333

Total operating expenses	26,011	11,032	15,370	1,401	(14,562)	39,252

Income (loss) from operations	1,283	350	521	(193)	100	2,061
Interest expense	0	0	0	0	140	140

Income (loss) before income taxes	$1,283	$350	$521	$(193)	$(40)	$1,921

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2012
Revenues – external customers
Premiums:
Medicare Advantage	$20,788	$4,064	$0	$0	$0	$24,852
Medicare stand-alone PDP	2,853	8	0	0	0	2,861

Total Medicare	23,641	4,072	0	0	0	27,713

Fully-insured	1,004	4,996	0	0	0	6,000
Specialty	171	1,070	0	0	0	1,241
Military services	0	0	0	1,017	0	1,017
Medicaid and other	185	0	0	853	0	1,038

Total premiums	25,001	10,138	0	1,870	0	37,009

Services revenue:
Provider	0	13	1,007	0	0	1,020
ASO and other	24	358	0	308	0	690
Pharmacy	0	0	16	0	0	16

Total services revenue	24	371	1,023	308	0	1,726

Total revenues – external customers	25,025	10,509	1,023	2,178	0	38,735

Intersegment revenues
Services	2	31	9,680	0	(9,713)	0
Products	0	0	2,342	0	(2,342)	0

Total intersegment revenues	2	31	12,022	0	(12,055)	0

Investment income	79	42	0	58	212	391

Total revenues	25,106	10,582	13,045	2,236	(11,843)	39,126

Operating expenses:
Benefits	21,048	8,471	0	1,802	(336)	30,985
Operating costs	2,767	1,710	12,530	436	(11,613)	5,830
Depreciation and amortization	130	89	87	16	(27)	295

Total operating expenses	23,945	10,270	12,617	2,254	(11,976)	37,110

Income (loss) from operations	1,161	312	428	(18)	133	2,016
Interest expense	0	0	0	0	105	105

Income (loss) before income taxes	$1,161	$312	$428	$(18)	$28	$1,911

	Retail	Employer Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2011
Revenues – external customers
Premiums:
Medicare Advantage	$18,100	$3,152	$0	$0	$0	$21,252
Medicare stand-alone PDP	2,570	8	0	0	0	2,578

Total Medicare	20,670	3,160	0	0	0	23,830

Fully-insured	861	4,782	0	0	0	5,643
Specialty	124	935	0	0	0	1,059
Military services	0	0	0	3,616	0	3,616
Medicaid and other	176	0	0	782	0	958

Total premiums	21,831	8,877	0	4,398	0	35,106

Services revenue:
Provider	0	1	891	0	0	892
ASO and other	16	356	0	85	0	457
Pharmacy	0	0	11	0	0	11

Total services revenue	16	357	902	85	0	1,360

Total revenues – external customers	21,847	9,234	902	4,483	0	36,466

Intersegment revenues
Services	0	18	8,650	0	(8,668)	0
Products	0	0	1,820	0	(1,820)	0

Total intersegment revenues	0	18	10,470	0	(10,488)	0

Investment income	76	48	0	54	188	366

Total revenues	21,923	9,300	11,372	4,537	(10,300)	36,832

Operating expenses:
Benefits	17,753	7,318	0	4,041	(289)	28,823
Operating costs	2,421	1,641	10,951	445	(10,063)	5,395
Depreciation and amortization	119	88	79	10	(26)	270

Total operating expenses	20,293	9,047	11,030	4,496	(10,378)	34,488

Income (loss) from operations	1,630	253	342	41	78	2,344
Interest expense	0	0	0	0	109	109

Income (loss) before income taxes	$1,630	$253	$342	$41	$(31)	$2,235